FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial assets	$ 4,578	$ 4,148
Financial liabilities	17,557	17,119
Hedge accounting, financial assets	187	103
Hedge accounting, financial liabilities	47	75
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	47	75
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	17,510	17,044
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	700	837
Accounts payable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	700	837
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	13,088	12,028
Non-recourse borrowings (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	13,088	12,028
Exchangeable and class B Shares
Disclosure of financial liabilities [line items]
Financial liabilities	3,622	4,153
Exchangeable and class B Shares | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Exchangeable and class B Shares | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	3,622	4,153
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	47	75
Financial liabilities (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	47	75
Financial liabilities (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans payable to Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial liabilities	100	26
Loans payable to Brookfield Infrastructure | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans payable to Brookfield Infrastructure | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	100	26
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial assets	187	103
Amortized cost
Disclosure of financial liabilities [line items]
Financial assets	4,391	4,045
Cash and cash equivalents
Disclosure of financial liabilities [line items]
Financial assets	466	539
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial liabilities [line items]
Financial assets	466	539
Accounts receivable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial assets	2,241	2,218
Accounts receivable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial assets	0	0
Accounts receivable and other (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial assets	2,241	2,218
Financial assets (current and non-current)
Disclosure of financial liabilities [line items]
Financial assets	187	103
Financial assets (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial assets	187	103
Financial assets (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial assets	0	0
Due from Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial assets	1,684	1,288
Due from Brookfield Infrastructure | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial assets	0	0
Due from Brookfield Infrastructure | Amortized cost
Disclosure of financial liabilities [line items]
Financial assets	$ 1,684	$ 1,288